Note 26 - Impairment Testing of Goodwill and Intangible Assets With Indefinite Lives (Details Textual) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Goodwill at end of period	$ 339,921	$ 300,673
Filter Group Inc [member]
Statement Line Items [Line Items]
Goodwill at end of period	$ 38,200